FAIR VALUE MEASUREMENTS - Plan Assets within the Fair Value Hierarchy (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 5,249,093,358	$ 4,719,489,317
Subtotal Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	739,773,538	808,974,208
Corporate Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	455,137,837	554,966,516
AEP Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	284,635,701	254,007,692
Subtotal Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	4,300,709,312	3,731,155,137
Mellon Capital Small Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	184,851,859	169,951,861
Mellon Capital Mid Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	497,527,654	459,321,305
Mellon Capital Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	1,636,050,967	1,429,311,150
Mellon Capital International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	808,582,002	690,699,519
Mellon Capital Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	563,690,929	511,889,594
Mellon Capital Treasury Inflation-Protected Securities Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	25,940,172	24,183,840
JPMorgan Strategic Property Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	100,832,017	84,071,443
Mellon Capital Emerging Markets Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	78,733,000	65,013,298
William Blair Large Cap Growth I
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	220,689,466	214,753,054
Sands Capital International Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	25,266,348	22,073,747
MetWest Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	65,767,921	59,886,326
Common Collective Trust, William Blair SMID Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	46,456,678
Common Collective Trust, Conestoga SMID Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	46,320,299
Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	149,520,188	120,451,987
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	25,678,572	22,131,794
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	33,411,748	36,776,191
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	948,384,046	975,138,188
Level 1 | Subtotal Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	739,773,538	808,974,208
Level 1 | Corporate Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	455,137,837	554,966,516
Level 1 | AEP Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	284,635,701	254,007,692
Level 1 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	149,520,188	107,255,995
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	25,678,572	22,131,794
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	33,411,748	36,776,191
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 2 | Subtotal Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 2 | Corporate Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 2 | AEP Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 2 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3 | Subtotal Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3 | Corporate Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3 | AEP Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	0	0
Other
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	4,300,709,312	3,744,351,129
Other | Subtotal Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	4,300,709,312	3,731,155,137
Other | Mellon Capital Small Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	184,851,859	169,951,861
Other | Mellon Capital Mid Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	497,527,654	459,321,305
Other | Mellon Capital Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	1,636,050,967	1,429,311,150
Other | Mellon Capital International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	808,582,002	690,699,519
Other | Mellon Capital Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	563,690,929	511,889,594
Other | Mellon Capital Treasury Inflation-Protected Securities Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	25,940,172	24,183,840
Other | JPMorgan Strategic Property Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	100,832,017	84,071,443
Other | Mellon Capital Emerging Markets Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	78,733,000	65,013,298
Other | William Blair Large Cap Growth I
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	220,689,466	214,753,054
Other | Sands Capital International Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	25,266,348	22,073,747
Other | MetWest Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	65,767,921	59,886,326
Other | Common Collective Trust, William Blair SMID Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	46,456,678
Other | Common Collective Trust, Conestoga SMID Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value	$ 46,320,299
Other | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets Reflecting Investments at Fair Value		$ 13,195,992